GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R, Class R6 and Class T Shares of the

Goldman Sachs Growth Opportunities Fund

(the “Fund”)

Supplement dated October 23, 2018 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated December 29, 2017, as supplemented to date (with respect to Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares) and to the Prospectus, Summary Prospectus and SAI, each dated April 16, 2018, as supplemented to date (with respect to Class P Shares)

Effective immediately, Ashley R. Woodruff will no longer serve as portfolio manager for the Fund. Steven M. Barry will continue to serve as portfolio manager for the Fund.

Accordingly, effective immediately, the Fund’s disclosures are modified as follows:

All references to Ashley R. Woodruff in the Prospectuses, Summary Prospectuses, and SAI are deleted in their entirety.

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This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

EQG21PCONFIDSTK 10-18